Note 3 - Loans and Allowance for Loan Losses (Details) - Risk Category of Commercial Loans by Class of Loans - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 251,248	$ 261,610
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	217,796	236,482
Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	18,275	4,724
Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	15,177	20,404
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	73,458	78,848
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	62,287	72,232
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	6,738	2,102
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	4,433	4,514
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	72,002	71,229
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	61,577	60,491
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	6,305	2,127
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	4,120	8,611
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	23,852	27,535
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	23,080	27,364
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	772	171
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	81,936	83,998
Commercial Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	70,852	76,395
Commercial Portfolio Segment [Member] | Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	5,232	495
Commercial Portfolio Segment [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 5,852	$ 7,108